Offerings - Offering: 1	Aug. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	2,027,676
Proposed Maximum Offering Price per Unit	7.435
Maximum Aggregate Offering Price	$ 15,075,771.06
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,308.1
Offering Note	The shares of common stock, par value $0.01 per share (“common stock”), may be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee, based on the average of the $7.51 (high) and $7.36 (low) prices for our common stock as quoted on the New York Stock Exchange (the “NYSE”) on August 12, 2025, in accordance with Rule 457(c) under the Securities Act.